Segment information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net sales	€ 42,997	€ 37,761	€ 36,041	[1]
Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	30,688	26,970	25,674
Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	8,293	5,249	3,534
Pharmaceuticals | Neurology & Immunology
Disclosure of geographical areas [line items]
Net sales	2,450	2,324	2,394
Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	2,031	1,955	2,045
Pharmaceuticals | Rare Diseases
Disclosure of geographical areas [line items]
Net sales	3,445	3,126	3,011
Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	707	683	690
Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	938	844	817
Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	958	1,003	948
Pharmaceuticals | Oncology
Disclosure of geographical areas [line items]
Net sales	952	912	798
Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	391	455	536
Pharmaceuticals | Rare Blood Disorders
Disclosure of geographical areas [line items]
Net sales	1,317	1,141	1,217
Pharmaceuticals | Alprolix
Disclosure of geographical areas [line items]
Net sales	504	414	466
Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	580	563	638
Pharmaceuticals | Core Assets
Disclosure of geographical areas [line items]
Net sales	6,389	5,768	5,581
Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	1,310	1,486	1,351
Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	1,117	969	933
Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	983	929	913
Pharmaceuticals | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	7,222	7,642	8,326
Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	2,259	2,494	2,661
Pharmaceuticals | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	4,485	4,729	5,111
Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	620	808	813
Vaccines
Disclosure of geographical areas [line items]
Net sales	7,229	6,323	5,973
Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	2,285	2,159	2,106
Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	2,977	2,628	2,472
Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	5,080	4,468	4,394
Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	734	612	617
Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	1,213	1,093	1,051
Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	1,318	1,131	988
Europe
Disclosure of geographical areas [line items]
Net sales	9,999	9,759	9,151
Europe | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	7,157	7,201	6,819
Europe | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	940	649	386
Europe | Pharmaceuticals | Neurology & Immunology
Disclosure of geographical areas [line items]
Net sales	639	638	578
Europe | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	511	512	473
Europe | Pharmaceuticals | Rare Diseases
Disclosure of geographical areas [line items]
Net sales	1,104	1,069	1,010
Europe | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	239	244	249
Europe | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	228	223	200
Europe | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	408	410	389
Europe | Pharmaceuticals | Oncology
Disclosure of geographical areas [line items]
Net sales	239	327	299
Europe | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	33	112	187
Europe | Pharmaceuticals | Rare Blood Disorders
Disclosure of geographical areas [line items]
Net sales	94	81	41
Europe | Pharmaceuticals | Alprolix
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	0	0	0
Europe | Pharmaceuticals | Core Assets
Disclosure of geographical areas [line items]
Net sales	1,917	1,868	1,759
Europe | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	658	703	656
Europe | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	421	394	374
Europe | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	101	115	126
Europe | Pharmaceuticals | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	1,637	1,846	2,088
Europe | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	426	474	537
Europe | Pharmaceuticals | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	1,129	1,285	1,451
Europe | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	587	723	658
Europe | Vaccines
Disclosure of geographical areas [line items]
Net sales	1,341	1,225	973
Europe | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	325	306	331
Europe | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	681	729	441
Europe | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,501	1,333	1,359
Europe | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	55	49	51
Europe | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	555	515	481
Europe | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	432	389	371
US
Disclosure of geographical areas [line items]
Net sales	18,275	14,385	13,465
US | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	13,694	10,484	9,635
US | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	6,346	3,971	2,808
US | Pharmaceuticals | Neurology & Immunology
Disclosure of geographical areas [line items]
Net sales	1,637	1,482	1,631
US | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	1,420	1,312	1,448
US | Pharmaceuticals | Rare Diseases
Disclosure of geographical areas [line items]
Net sales	1,367	1,142	1,122
US | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	194	173	177
US | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	471	395	406
US | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	318	373	359
US | Pharmaceuticals | Oncology
Disclosure of geographical areas [line items]
Net sales	515	410	368
US | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	275	253	246
US | Pharmaceuticals | Rare Blood Disorders
Disclosure of geographical areas [line items]
Net sales	983	842	837
US | Pharmaceuticals | Alprolix
Disclosure of geographical areas [line items]
Net sales	406	332	320
US | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	450	429	445
US | Pharmaceuticals | Core Assets
Disclosure of geographical areas [line items]
Net sales	1,653	1,315	1,413
US | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	17	29	30
US | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	283	259	267
US | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	9	9	10
US | Pharmaceuticals | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	1,176	1,281	1,389
US | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	757	861	929
US | Pharmaceuticals | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	412	410	438
US | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	17	41	67
US | Vaccines
Disclosure of geographical areas [line items]
Net sales	3,291	2,762	2,759
US | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	456	470	412
US | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	1,737	1,366	1,575
US | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	1,290	1,139	1,071
US | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	439	371	361
US | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	212	196	181
US | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	144	124	85
Other countries
Disclosure of geographical areas [line items]
Net sales	14,723	13,617	13,425
Other countries | Pharmaceuticals
Disclosure of geographical areas [line items]
Net sales	9,837	9,285	9,220
Other countries | Pharmaceuticals | Dupixent
Disclosure of geographical areas [line items]
Net sales	1,007	629	340
Other countries | Pharmaceuticals | Neurology & Immunology
Disclosure of geographical areas [line items]
Net sales	174	204	185
Other countries | Pharmaceuticals | Aubagio
Disclosure of geographical areas [line items]
Net sales	100	131	124
Other countries | Pharmaceuticals | Rare Diseases
Disclosure of geographical areas [line items]
Net sales	974	915	879
Other countries | Pharmaceuticals | Cerezyme
Disclosure of geographical areas [line items]
Net sales	274	266	264
Other countries | Pharmaceuticals | Fabrazyme
Disclosure of geographical areas [line items]
Net sales	239	226	211
Other countries | Pharmaceuticals | Myozyme/Lumizyme
Disclosure of geographical areas [line items]
Net sales	232	220	200
Other countries | Pharmaceuticals | Oncology
Disclosure of geographical areas [line items]
Net sales	198	175	131
Other countries | Pharmaceuticals | Jevtana
Disclosure of geographical areas [line items]
Net sales	83	90	103
Other countries | Pharmaceuticals | Rare Blood Disorders
Disclosure of geographical areas [line items]
Net sales	240	218	339
Other countries | Pharmaceuticals | Alprolix
Disclosure of geographical areas [line items]
Net sales	98	82	146
Other countries | Pharmaceuticals | Eloctate
Disclosure of geographical areas [line items]
Net sales	130	134	193
Other countries | Pharmaceuticals | Core Assets
Disclosure of geographical areas [line items]
Net sales	2,819	2,585	2,409
Other countries | Pharmaceuticals | Lovenox
Disclosure of geographical areas [line items]
Net sales	635	754	665
Other countries | Pharmaceuticals | Toujeo
Disclosure of geographical areas [line items]
Net sales	413	316	292
Other countries | Pharmaceuticals | Plavix
Disclosure of geographical areas [line items]
Net sales	873	805	777
Other countries | Pharmaceuticals | Non-Core Assets
Disclosure of geographical areas [line items]
Net sales	4,409	4,515	4,849
Other countries | Pharmaceuticals | Lantus
Disclosure of geographical areas [line items]
Net sales	1,076	1,159	1,195
Other countries | Pharmaceuticals | Other non-core assets
Disclosure of geographical areas [line items]
Net sales	2,944	3,034	3,222
Other countries | Pharmaceuticals | Industrial sales
Disclosure of geographical areas [line items]
Net sales	16	44	88
Other countries | Vaccines
Disclosure of geographical areas [line items]
Net sales	2,597	2,336	2,241
Other countries | Vaccines | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,504	1,383	1,363
Other countries | Vaccines | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	559	533	456
Other countries | Consumer Healthcare
Disclosure of geographical areas [line items]
Net sales	2,289	1,996	1,964
Other countries | Consumer Healthcare | Allergy
Disclosure of geographical areas [line items]
Net sales	240	192	205
Other countries | Consumer Healthcare | Pain Care
Disclosure of geographical areas [line items]
Net sales	446	382	389
Other countries | Consumer Healthcare | Digestive Wellness
Disclosure of geographical areas [line items]
Net sales	€ 742	€ 618	€ 532

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.